Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Quarterly Financial Information
The following table sets forth selected unaudited quarterly data for the years ended December 31, 2013 and 2012. The amounts in the tables below have been revised from the amounts previously filed to reflect the results of PBMS, the Nordic furniture business, IMS and DIS as discontinued operations (see Note 19). The sum of the quarterly earnings per share amounts may not equal the quarterly total or annual amount due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2013
Revenue	$909,363	$950,662	$920,489	$1,010,821	$3,791,335
Cost of revenues	392,481	411,499	394,861	451,781	1,650,622
Operating expenses	435,017	430,330	438,028	453,384	1,756,759
Income from continuing operations before income taxes	81,865	108,833	87,600	105,656	383,954
Provision for income taxes	17,795	24,218	10,032	25,922	77,967
Income from continuing operations	64,070	84,615	77,568	79,734	305,987
Income (loss) from discontinued operations	8,030	(89,254)	(78,501)	14,948	(144,777)
Net income (loss) before attribution of noncontrolling interests	72,100	(4,639)	(933)	94,682	161,210
Less: Preferred stock dividends of subsidiaries attributable to noncontrolling interests	4,594	4,594	4,594	4,593	18,375
Net income (loss) attributable to Pitney Bowes Inc.	$67,506	$(9,233)	$(5,527)	$90,089	$142,835

Amounts attributable to common stockholders:
Income from continuing operations	$59,476	$80,021	$72,974	$75,141	$287,612
Income (loss) from discontinued operations	8,030	(89,254)	(78,501)	14,948	(144,777)
Net income attributable to Pitney Bowes Inc.	$67,506	$(9,233)	$(5,527)	$90,089	$142,835
Basic earnings per share attributable to common stockholders:
Continuing operations	$0.30	$0.40	$0.36	$0.37	$1.43
Discontinued operations	0.04	(0.44)	(0.39)	0.07	(0.72)
Net income (loss) attributable to Pitney Bowes Inc.	$0.34	$(0.05)	$(0.03)	$0.45	$0.71
Diluted earnings per share attributable to common stockholders:
Continuing operations	$0.29	$0.39	$0.36	$0.37	$1.42
Discontinued operations	0.04	(0.44)	(0.39)	0.07	(0.71)
Net income (loss) attributable to Pitney Bowes Inc.	$0.33	$(0.05)	$(0.03)	$0.44	$0.70

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2012
Revenue	$953,327	$952,066	$928,590	$989,730	$3,823,713
Cost of revenues	385,636	398,818	388,221	409,723	1,582,398
Operating expenses	429,947	417,139	423,525	458,934	1,729,545
Income from continuing operations before income taxes	137,744	136,109	116,844	121,073	511,770
Provision for income taxes	7,399	44,081	28,927	33,880	114,287
Income from continuing operations	130,345	92,028	87,917	87,193	397,483
Income (loss) from discontinued operations	32,919	12,189	(6,790)	27,738	66,056
Net income before attribution of noncontrolling interests	163,264	104,217	81,127	114,931	463,539
Less: Preferred stock dividends of subsidiaries attributable to noncontrolling interests	4,594	4,594	4,594	4,594	18,376
Net income attributable to Pitney Bowes Inc.	$158,670	$99,623	$76,533	$110,337	$445,163

Amounts attributable to common stockholders:
Income from continuing operations	$125,751	$87,434	$83,323	$82,599	$379,107
Income (loss) from discontinued operations	32,919	12,189	(6,790)	27,738	66,056
Net income attributable to Pitney Bowes Inc.	$158,670	$99,623	$76,533	$110,337	$445,163
Basic earnings per share attributable to common stockholders:
Continuing operations	$0.63	$0.44	$0.42	$0.41	$1.89
Discontinued operations	0.16	0.06	(0.03)	0.14	0.33
Net income attributable to Pitney Bowes Inc.	$0.79	$0.50	$0.38	$0.55	$2.22
Diluted earnings per share attributable to common stockholders:
Continuing operations	$0.63	$0.43	$0.41	$0.41	$1.88
Discontinued operations	0.16	0.06	(0.03)	0.14	0.33
Net income attributable to Pitney Bowes Inc.	$0.79	$0.50	$0.38	$0.55	$2.21